Intangible Assets (Details) - Schedule of movement in carrying amount - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost at beginning	$ 139,756	$ 7,672
Acquisitions through business combinations	33,449	132,084
Effect of changes in exchange rates	(405)
Cost at ending	172,800	139,756
Amortization and impairment losses
Amortization and impairment losses beginning	(139,756)	(3,232)
Amortization for the year	(2,002)	(4,265)
Effect of changes in exchange rates	3
Impairment loss	(31,045)	(132,259)
Amortization and impairment losses ending	(172,800)	(139,756)
Carrying amount
Carrying amount
Goodwill [Member]
Cost
Cost at beginning	89,244
Acquisitions through business combinations	22,050	89,244
Effect of changes in exchange rates
Cost at ending	111,294	89,244
Amortization and impairment losses
Amortization and impairment losses beginning	(89,244)
Amortization for the year
Effect of changes in exchange rates
Impairment loss	(22,050)	(89,244)
Amortization and impairment losses ending	(111,294)	(89,244)
Carrying amount
Carrying amount
Technology [Member]
Cost
Cost at beginning	39,987
Acquisitions through business combinations	8,902	39,987
Effect of changes in exchange rates	(453)
Cost at ending	48,436	39,987
Amortization and impairment losses
Amortization and impairment losses beginning	(39,987)
Amortization for the year	(1,654)	(3,189)
Effect of changes in exchange rates	13
Impairment loss	(6,808)	(36,798)
Amortization and impairment losses ending	(48,436)	(39,987)
Carrying amount
Carrying amount
Development Costs [Member]
Cost
Cost at beginning	7,672	7,672
Acquisitions through business combinations
Effect of changes in exchange rates
Cost at ending	7,672	7,672
Amortization and impairment losses
Amortization and impairment losses beginning	(7,672)	(3,232)
Amortization for the year		(775)
Effect of changes in exchange rates
Impairment loss		(3,665)
Amortization and impairment losses ending	(7,672)	(7,672)
Carrying amount
Carrying amount
Other [Member]
Cost
Cost at beginning	2,853
Acquisitions through business combinations	2,497	2,853
Effect of changes in exchange rates	48
Cost at ending	5,398	2,853
Amortization and impairment losses
Amortization and impairment losses beginning	(2,853)
Amortization for the year	(348)	(301)
Effect of changes in exchange rates	(10)
Impairment loss	(2,187)	(2,552)
Amortization and impairment losses ending	(5,398)	(2,853)
Carrying amount
Carrying amount